UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York    May 14, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:      739,582,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMGN 0% 3/1/2032               CB               031162AEO    34880 46500000 PRN      SOLE                   465000
BLOCKBUSTER INC-CLASS A        CS               093679108     4375   250000 SH       SOLE                   250000
BRISTOL MYERS SQUIBB FLOATER 9 CB               110122AM0    17685 17500000 PRN      SOLE                   175000
CAREMARK RX                    CS               141705103    59766  1797484 SH       SOLE                  1797484
CARNIVAL CORP 1.132% 4/29/2033 CB               143658AV4    17550 22500000 PRN      SOLE                   225000
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
COEUR DALENE MINES CORP        CS               192108108      197    28200 SH       SOLE                    28200
COMDISCO HOLDING COMPANY       CS               200334100    32713   883780 SH       SOLE                   883780
CONTINENTAL AIRLINES CL B      CS               210795308     2032   162151 SH       SOLE                   162151
COUNTRYWIDE FINANCIAL 0% 2/8/2 CB               222372AE4    22414 15000000 PRN      SOLE                   150000
DEUTSHE TELEKOM VS (VSTR)      CS               251566105    17416   965398 SH       SOLE                   965398
EXTENDED STAY AMERICA INC      CS               30224P101    17433   900000 SH       SOLE                   900000
FLEETBOSTON FINANCIAL          CS               339030108   163903  3650390 SH       SOLE                  3650390
FORD MOTOR CO 6.5% PFD         PS               345395206     7263   136906 SH       SOLE                   136906
GENERAL MOTORS 5.25% 3/6/32    PS               370442733    10918   428161 SH       SOLE                   428161
INCO LTD 0% 3/29/2021          CB               453258AM7    20836 21392000 PRN      SOLE                   213920
INTEL GAME TECHNOLOGY 0.0% 1/2 CB               459902AL6    29256 30000000 PRN      SOLE                   300000
JOHN HANCOCK FINANCIAL SERVICE CS               41014S106    29207   668500 SH       SOLE                   668500
JUNIPER NETWORKS               CS               48203R104      663    25485 SH       SOLE                    25485
LENNAR CORP 0.0% 4/4/21        CB               526057AF1    31126 39605000 PRN      SOLE                   396050
LOWES COMPANIES .861% 10/19/21 CB               548661CG0    11216 10500000 PRN      SOLE                   105000
MERRILL LYNCH VAR FLT 3/13/203 CB               590188A73    15654 15000000 PRN      SOLE                   150000
NETSCREEN TECHNOLOGIES         CS               64117V107    45551  1250015 SH       SOLE                  1250015
NUCO                           CS               629428103      560    30000 SH       SOLE                    30000
OVERNIGHT CORP (IPO)           HOT              690322102      690    30000 SH       SOLE                    30000
PFIZER CORP                    CS               717081103    62926  1795321 SH       SOLE                  1795321
POWERWAVE TECHNOLOGIES         CS               739363109     2593   329114 SH       SOLE                   329114
QWEST COMMUNICATIONS           CS               749121109     3347   776508 SH       SOLE                   776508
SLB 1.50%- 23 REGISTERED       CB               806857AC2     5758  5250000 PRN      SOLE                    52500
SLM CORP FLOAT- REGISTERED     CB               78442PAC0     9942 10000000 PRN      SOLE                   100000
SPRINT CORP-FON GROUP(RJZ)     CS               852061100     5238   284200 SH       SOLE                   284200
SPRINT PCS CORP (SED)          CS               852061506    37292  4053500 SH       SOLE                  4053500
THE MONY GROUP                 CS               615337102     3584   114000 SH       SOLE                   114000
THERASENSE INC                 CS               883381105     7720   286451 SH       SOLE                   286451
VIVENDI ADR                    CS               92851S105     1839    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      491    20805 SH       SOLE                    20805
XEROX 6.25% 7/01/06 PREFERRED  HOT              984121509     5548    41400 SH       SOLE                    41400
                                                           739,582